CAPITAL VALUE FUND

American Century Mutual Funds, Inc. Prospectus Supplement Capital Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CAPITAL VALUE FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]
Maximum Account Fee	$ 25	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAPITAL VALUE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS
Management Fees (as a percentage of Assets)		1.10%	0.90%	1.10%
Distribution and Service (12b-1) Fees		none	none	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Expenses (as a percentage of Assets)		1.10%	0.90%	1.35%
Fee Waiver or Reimbursement	[1]	0.10%	0.10%	0.10%
Net Expenses (as a percentage of Assets)		1.00%	0.80%	1.25%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - CAPITAL VALUE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	102	334	591	1,326
INSTITUTIONAL CLASS	82	271	483	1,093
A CLASS	695	964	1,258	2,092

NEW OPPORTUNITIES FUND

American Century Mutual Funds, Inc. Prospectus Supplement New Opportunities Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NEW OPPORTUNITIES FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	none		none	2.00%
Maximum Account Fee	$ 25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NEW OPPORTUNITIES FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)		1.50%	1.30%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		none	none	none	none	none
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.51%	1.31%	1.76%	2.51%	2.01%
Fee Waiver or Reimbursement	[1]	0.15%	0.15%	0.15%	0.15%	0.15%
Net Expenses (as a percentage of Assets)		1.36%	1.16%	1.61%	2.36%	1.86%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - NEW OPPORTUNITIES FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	139	454	802	1,780
INSTITUTIONAL CLASS	118	392	696	1,557
A CLASS	730	1,076	1,454	2,508
C CLASS	240	760	1,315	2,823
R CLASS	189	608	1,061	2,315